Consolidated Statements of Opertaions and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
REVENUE
Total revenue	$ 210,119,238	$ 195,681,315	$ 169,724,346
COSTS AND OPERATING EXPENSES
Merchandise costs	186,201,939	172,306,308	140,293,419
Selling, general and administrative expenses	19,198,116	17,597,125	28,607,088
Total costs and operating expenses	205,400,055	189,903,433	168,900,507
INCOME FROM OPERATIONS	4,719,183	5,777,882	823,839
OTHER INCOME (EXPENSE)
Financial expense
Interest expense, net	(1,723,819)	(1,611,141)	(2,422,079)
Additional and delinquent tax due to consumption tax correction	3,905,908	(628,876)	(6,622,486)
Gain from disposal of equity method investment		190,571
Gain from disposal of a subsidiary		341,139
Other income, net	364,294	760,435	13,145
Gain (loss) from foreign currency exchange	(440,055)	3,065,971	718,990
Change in fair value of warrants liabilities	(2,050,211)	109,173	139,615
Gain (loss) from equity method investments	(20,049)	(69,444)	14,554
Total other income (expenses), net	36,068	2,157,828	(8,158,261)
INCOME BEFORE INCOME TAX PROVISION (BENEFIT)	4,755,251	7,935,710	(7,334,422)
PROVISION (BENEFIT) FOR INCOME TAXES	(1,883,237)	456,774	714,400
NET INCOME (LOSS)	6,638,488	7,478,936	(8,048,822)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	284,522	(3,923,683)	(4,279,325)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 6,923,010	$ 3,555,253	$ (12,328,147)
Earnings (loss) per ordinary share
- basic (in Dollars per share)	$ 0.16	$ 0.2	$ (0.22)
- diluted (in Dollars per share)	$ 0.19	$ 0.2	$ (0.22)
Weighted average shares
- basic (in Shares)	42,242,610	37,264,162	36,250,054
- diluted (in Shares)	44,878,189	37,264,162	36,250,054
Third Parties
REVENUE
Total revenue	$ 202,278,304	$ 189,674,322	$ 168,876,360
Related Party
REVENUE
Total revenue	$ 7,840,934	$ 6,006,993	$ 847,986